Statement of Cash Flows (USD $)	3 Months Ended
Aug. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,634)
Adjustments to reconcile net loss to net cash provided (used) by operating activities:
Expenses paid by related party	325
Changes in operating assets and liabilities:
Accounts payable and accrued liablities	75
Net cash used in operating activities	(1,234)
CASH FLOWS FROM INVESTING ACTIVITIES	0
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common stock for cash	10,000
Net cash provided by financing activities	10,000
Net increase in cash and cash equivalents	8,766
Cash and cash equivalents - beginning of period	0
Cash and cash equivalents - end of period	8,766
Supplemental Cash Flow Disclosure:
Cash paid for interest	0
Cash paid for income taxes	$ 0